Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Preferred stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Stock Shares Subject To Possible Redemption per value (in Dollars per share)			$ 0.0001
DocGo Inc. and Subsidiaries
Common Stock Shares Subject To Possible Redemption per value (in Dollars per share)	$ 0.0001
Net of allowance (in Dollars)	$ 7,377,389		$ 3,193,048
Class A Common Stock
Common stock shares subject to possible redemption		11,500,000	11,500,000
Common stock shares subject to possible redemption per share (in Dollars per share)		$ 10	$ 10
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		50,000,000	50,000,000
Common stock, shares issued		2,875,000	0
Common stock, shares outstanding		2,875,000	0
Common Stock Shares Subject To Possible Redemption per value (in Dollars per share)		$ 0.0001	$ 0.0001
Class A Common Stock | DocGo Inc. and Subsidiaries
Common stock par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	500,000,000		125,482,677
Common stock, shares issued	100,069,438		76,488,415
Common stock, shares outstanding	100,069,438		76,488,415
Class B Common Stock
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		12,500,000	12,500,000
Common stock, shares issued		0	2,875,000
Common stock, shares outstanding		0	2,875,000